Goodwill - Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,473	$ 1,196
Acquisitions	1	289
Impairments	(22)
Reallocation between reporting segments	0
Foreign exchange and other	(12)	(12)
Goodwill, Ending balance	1,440	1,473
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	701	644
Acquisitions	(24)	75
Impairments	0
Reallocation between reporting segments	0
Foreign exchange and other	(21)	(18)
Goodwill, Ending balance	656	701
Europe [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	611	392
Acquisitions	22	206
Impairments	0
Reallocation between reporting segments	0
Foreign exchange and other	22	13
Goodwill, Ending balance	655	611
Asia [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	74	74
Acquisitions	3	0
Impairments	0
Reallocation between reporting segments	51
Foreign exchange and other	1	0
Goodwill, Ending balance	129	74
Rest of World [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	87	86
Acquisitions	0	8
Impairments	(22)	0	0
Reallocation between reporting segments	(51)
Foreign exchange and other	(14)	(7)
Goodwill, Ending balance	$ 0	$ 87	$ 86